Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges

Note 9—Restructuring Charges

In January 2019, the Company undertook an organization realignment to reduce the Company’s cost base and simplify its business goals to focus on a wholly owned pipeline. To achieve this cost reduction, the Company reduced its headcount by approximately 40%. Restructuring charges incurred were comprised of termination benefits including expenses for severance, health benefits and outplacement services. The Company paid the balance of its remaining restructuring accrual in June 2020.

The following table summarizes the restructuring activity during the year (in thousands):

Accrued Restructuring Costs
Balance at December 31, 2018	$—
Restructuring costs incurred	5,620
Termination benefits paid	(4,782)

Balance at September 30, 2019	$838

Balance at December 31, 2019	$325
Restructuring costs incurred	63
Termination benefits paid	(388)

Balance at September 30, 2020	$—

Note 9—Restructuring Charges

In January 2019, the Company undertook an organization realignment to reduce the Company’s cost base and simplify its business goals to focus on a wholly owned pipeline. To achieve this cost reduction, the Company reduced its headcount by approximately 40%. Accordingly, the Company recorded a restructuring charge of $5.3 million, which was comprised of termination benefits including expenses for severance, health benefits and outplacement services. As of December 31, 2019, $0.3 million of the restructuring charge remains accrued and unpaid and is recorded in accrued expenses and other current liabilities in the consolidated balance sheets. The Company expects to pay the balance of its restructuring accrual in 2020.

The following table summarizes the restructuring activity during the year (in thousands):

ACCRUED RESTRUCTURING COSTS
Balance at December 31, 2018	$—
Restructuring costs incurred	5,290
Termination benefits paid	(4,965)

Balance at December 31, 2019	$325